Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF Annual Fund Operating Expenses - Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF - Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
Aug. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.15%